PREPAID EXPENSES AND OTHER CURRENT ASSETS (Details) (USD $)	Feb. 28, 2014	Feb. 28, 2013
PREPAID EXPENSES AND OTHER CURRENT ASSETS
Prepaid Rent	$ 9,053,075	$ 5,017,135
Prepayments to suppliers	2,999,108	1,998,710
Interest receivable	1,113,313	1,505,973
Loan receivable	1,301,914
Deed tax refund receivable		1,235,622
Staff advances	682,950	654,003
Deposit with third parties	130,191	208,960
ADR receivable	207,000	207,000
Study cards receivable	73,027	122,055
VAT refund receivable	305,633	162,211
Others	966,997	794,648
Total	$ 16,833,208	$ 11,906,317